Initial Public Offering (Details) - PLUM ACQUISITION CORP. I [Member] - $ / shares			12 Months Ended
	Apr. 14, 2021	Mar. 18, 2021	Dec. 31, 2023
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit	1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Issuance of new financing shares	1,921,634	30,000,000
Price per share (in Dollars per share)	$ 10	$ 10
Initial Public Offering [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit		1
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Issuance of new financing shares			31,921,634
Number of shares in a unit	1	1
Initial Public Offering [Member] | Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)		$ 11.5